Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities with DPF (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, change in balances on in-force policies	$ 7,632	$ (3,094)
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	11,367	312
Investment contract liabilities with DPF
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	515	562
Investment contract liabilities, change in balances on in-force policies	2	(84)
Investment contract liabilities, changes in assumptions or methodology	6	0
Investment contract liabilities, foreign exchange rate movements	(21)	37
Ending balance	$ 502	$ 515